Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Interest Rate Swap
Derivative [Line Items]
Notional Amount	$ 1,531,835,000
Fair Value / Carrying Amount of Assets (Liability)	$ (96,121,000)
Interest Rate Swap | Minimum
Derivative [Line Items]
Range of credit facility margin (as a percent)	0.90%	0.90%
Interest Rate Swap | Maximum
Derivative [Line Items]
Range of credit facility margin (as a percent)	4.30%	3.75%
U.S. Dollar-denominated interest rate swaps
Derivative [Line Items]
Notional Amount	$ 700,000,000
Fair Value / Carrying Amount of Assets (Liability)	$ (80,136,000)
Weighted- Average Remaining Term (years)	7 years
Fixed Interest Rate	4.20%
U.S. Dollar-denominated interest rate swaps
Derivative [Line Items]
Notional Amount	$ 831,835,000
Fair Value / Carrying Amount of Assets (Liability)	$ (15,985,000)
Weighted- Average Remaining Term (years)	4 years 1 month 6 days
Fixed Interest Rate	3.10%